Contingencies and Other Accrued Losses (Tables)	12 Months Ended
May 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Accrued Loss Reserves

Accrued loss reserves consist of the following:

May 31,	2016	2015
(In thousands)
Accrued product liability reserves	$25,100	$11,916
Accrued warranty reserves	9,137	8,718
Accrued environmental reserves	1,053	1,382
Total accrued loss reserves - Current	$35,290	$22,016
Accrued product liability reserves - noncurrent	$29,045	$29,769
Accrued warranty liability - noncurrent	4,177	2,945
Accrued environmental reserves - noncurrent	1,676	3,499
Total accrued loss reserves - Noncurrent	$34,898	$36,213

Changes in Accrued Warranty Balances

The following table includes the changes in our accrued warranty balances:

Year Ended May 31,	2016	2015	2014
(In thousands)
Beginning Balance	$11,663	$14,741	$9,330
Deductions (1)	(18,061)	(29,543)	(19,155)
Provision charged to SG&A expense	19,653	23,487	24,566
Acquisitions, including SPHC reconsolidation	59	2,978	-
Ending Balance	$13,314	$11,663	$14,741

(1)	Primarily claims paid during the year.